SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 03, 2014
Significant Accounting Policies [Line Items]
Short-term investment	¥ 1,937,000	¥ 945,000	¥ 622,800
Investment income	12,676	5,961	4,652
Advertising costs	201,298	151,533	102,820
Government grants	3,199	5,851	9,916
Contributions to employee benefits	85,325	69,370	¥ 51,510
Deferred offering costs				¥ 3,788
PRC [Member] | RMB Denominated Bank Deposits [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	867,811	627,148
PRC [Member] | US Dollar Denominated Bank Deposits [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	152,792	52,680
HK SAR [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	3,535	645
HK SAR [Member] | RMB Denominated Bank Deposits [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	3	3
HK SAR [Member] | HK Dollar Denominated Bank Deposits [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	1	99
US [Member] | RMB Denominated Bank Deposits [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	0	547,388
US [Member] | US Dollar Denominated Bank Deposits [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	¥ 261,913	¥ 55
Office buildings [Member]
Significant Accounting Policies [Line Items]
Useful life	45 years
Furniture [Member]
Significant Accounting Policies [Line Items]
Useful life	5 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Operating lease term	1 year
Contributions to employee benefits, percentage of salary	22.30%
Loan Referral Service Revenue, Percentage	5.00%
Minimum [Member] | Office equipment [Member]
Significant Accounting Policies [Line Items]
Useful life	3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Operating lease term	10 years
Contributions to employee benefits, percentage of salary	53.10%
Loan Referral Service Revenue, Percentage	8.00%
Maximum [Member] | Office equipment [Member]
Significant Accounting Policies [Line Items]
Useful life	4 years